Document and Entity Information	Feb. 06, 2025
Cover [Abstract]
Entity Registrant Name	MARKETAXESS HOLDINGS INC
Amendment Flag	false
Entity Central Index Key	0001278021
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-34091
Entity Tax Identification Number	52-2230784
Entity Address, Address Line One	55 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	813-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.003 per share
Trading Symbol	MKTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false